Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of commissions and expenses [line items]
Employee expenses	€ 1,711	€ 1,696
Aegon Ltd. [member]
Disclosure of commissions and expenses [line items]
Employee expenses	82	82
Administration expenses	80	63
Cost sharing to group companies	(58)	(76)
Total	€ 104	€ 68	[1]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.